Employee Benefits - Summary of Actuarial Losses Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Amount accumulated in retained earnings, beginning of year	$ 13,304	$ 11,100
Recognized during the year	5,513	2,204
Amount accumulated in retained earnings, end of year	18,817	13,304
Recognized during the year, net of tax	$ 4,128	$ 1,623